AST BOND PORTFOLIO 2036
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 93.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $8,061,525)	751,262	$8,421,649
Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $248,852)	248,852	248,852

TOTAL INVESTMENTS—96.7% (cost $8,310,377)(wa)		8,670,501

Other assets in excess of liabilities(z) — 3.3%		294,646

Net Assets — 100.0%		$8,965,147

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
107	10 Year U.S. Ultra Treasury Notes	Jun. 2026	$12,146,172	$(195,260)
5	20 Year U.S. Treasury Bonds	Jun. 2026	569,375	(17,944)
				(213,204)
Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2026	2,281,898	14,321
35	5 Year U.S. Treasury Notes	Jun. 2026	3,786,289	40,693
40	10 Year U.S. Treasury Notes	Jun. 2026	4,441,875	69,283
6	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	699,375	18,519
				142,816
				$(70,388)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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